Revenue (Details) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	¥ 142,574	¥ 123,084	¥ 358,356	¥ 268,716
Other revenue	881	20	2,193	35
Total revenue	143,455	123,104	360,549	268,751
Contracts With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	142,574	123,084	358,356	268,716
Staking Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenue	777	0	1,952	0
Other Revenue Sources
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenue	104	20	241	35
Transaction revenue | Contracts With Customers | Retail
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	128,877	122,695	344,196	267,479
Transaction revenue | Contracts With Customers | Institutional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	13,038	0	0	13,038
Commission received | Contracts With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue arising from contracts with customers	¥ 659	¥ 389	¥ 1,122	¥ 1,237